SHARE BASED COMPENSATION (Schedule of Outstanding and Vested Options) (Details) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Options and Warrants [Member]	Dec. 31, 2013 Options and Warrants [Member]	Mar. 31, 2013 Options and Warrants [Member]	Mar. 31, 2014 2013 Stock Incentive Plan [Member] Options and Warrants [Member]	Dec. 31, 2013 2013 Stock Incentive Plan [Member] Options and Warrants [Member]	Mar. 31, 2014 Non-Qualified stock options [Member] Stock Options [Member]	Dec. 31, 2013 Non-Qualified stock options [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares				2,575,000	2,575,000	5,390,000	3,450,000
Weighted average remaining contractual life				3 years 6 months 7 days	4 years 2 months 16 days	3 years 4 months 10 days	4 years 9 months 4 days
Weighted average exercise price				$ 0.53	$ 0.54	$ 0.46	$ 0.15
Number of shares vested				1,636,826	1,522,810	4,527,900	874,201
Aggregate intrinsic value		$ 388,186	$ 199,810	$ 158,627	$ 158,627	$ 229,559	$ 229,559